SEGMENT INFORMATION - Segments Adjusted EBITDA (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Total Segments Adjusted EBITDA	$ 4,215	$ 3,273	$ 3,587
Depreciation	(1,652)	(1,339)	(1,491)
Amortization	(394)	(495)	(537)
Impairment (loss) / reversal	(108)	(858)	(66)
Gain / (loss) on disposal of non-current assets	(43)	(57)	(26)
Gain / (loss) on disposal of subsidiaries	1	30	0
Finance costs	(892)	(816)	(935)
Finance income	53	67	95
Other non-operating gain / (loss), net	21	(68)	(97)
Share of loss of joint ventures and associates	0	0	(22)
Impairment of joint ventures and associates	0	0	(110)
Net foreign exchange gain / (loss)	(20)	15	(70)
Profit / (loss) before tax	$ 1,181	$ (248)	$ 328